Financial Assets and Liabilities - Additional Information (Detail) $ in Millions				12 Months Ended
	Mar. 26, 2017 PHP (₱)	Aug. 02, 2016	Aug. 05, 2014	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2015 PHP (₱)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Cash and cash equivalents				₱ 32,905,000,000	₱ 38,722,000,000	₱ 46,455,000,000			₱ 26,659,000,000
Short-term investments				₱ 1,074,000,000	2,738,000,000
Exchange rate				49.96
Foreign exchange losses				₱ 411,000,000	2,785,000,000	₱ 3,036,000,000
Percentage of decrease or decrease in value of currency				5.09%
Weighted Average Foreign Exchange Rate				49.96
Foreign exchange gain (loss ) after tax				₱ 69,000,000
Net foreign exchange gain /loss				612,000,000
Decrease in consolidated variable rate debt				₱ 40,353,000,000	₱ 51,690,000,000
Decrease in dividend payout		60.00%
Floating interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Interest rates on borrowings				23.00%	28.00%		23.00%	28.00%
Fixed interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Interest rates on borrowings				92.00%	92.00%		92.00%	92.00%
Interest rate swap contract [Member]
Disclosure Of Financial Liabilities [Line Items]
Long-term principal only currency swap				₱ 525,000,000	₱ 724,000,000
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	52.29			49.96	49.77
Increase in consolidated foreign currency-denominated financial liabilities				₱ 1,021,000,000
Percentage of consolidated debts				20.00%	31.00%
Decrease in consolidated foreign currency-denominated debt				₱ 35,032,000,000	₱ 58,192,000,000
Unhedged portion of consolidated debt percentage				16.00%	19.00%		16.00%	19.00%
Percentage of Cash balances allocated for debt				8.00%	8.00%		8.00%	8.00%
Percentage of consolidated service revenue				23.00%	23.00%
Percentage of consolidated expenses				8.00%	9.00%	9.00%
Reduction in value of currency				0.38%			0.38%
Weighted Average Foreign Exchange Rate	52.29			49.96	49.77
Borrowings, interest rate basis move				65
Percentage of exchange rate weaken/strengthen				55.00%
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Net foreign exchange gain /loss				₱ 20,000,000
Increase decrease in profit after tax				4,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Net foreign exchange gain /loss				17,000,000
Increase decrease in profit after tax				₱ 15,000,000
Foreign currency exchange risk [Member] | Currency Swap Contract [Member]
Disclosure Of Financial Liabilities [Line Items]
Long-term principal only currency swap | $							$ 92	$ 392
Bottom of Range [Member]
Disclosure Of Financial Liabilities [Line Items]
Dividend payout rate			70.00%
Top of Range [Member]
Disclosure Of Financial Liabilities [Line Items]
Dividend payout rate			75.00%
Operating lease obligations [Member] | Bottom of Range [Member]
Disclosure Of Financial Liabilities [Line Items]
Lease contracts for periods				1 year
Operating lease obligations [Member] | Top of Range [Member]
Disclosure Of Financial Liabilities [Line Items]
Lease contracts for periods				10 years
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade and Other Obligations				₱ 128,618,000,000	₱ 133,810,000,000
Financial standby letters of credit [Member] | Within 12 months [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding consolidated commercial commitments				₱ 88,000,000
Letters of credit [Member] | Within 12 months [Member]
Disclosure Of Financial Liabilities [Line Items]
Outstanding consolidated commercial commitments					₱ 6,788,000,000